Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other operating income [Abstract]
Grants (Note 16)	$ 14,933	$ 14,813
Insurance proceeds and other	4,440	7,808
Total	19,373	22,621
Other operating expenses [Abstract]
Raw materials and consumables used	(5,010)	(23,492)
Leases and fees	(2,866)	(988)
Operation and maintenance	(36,317)	(38,026)
Independent professional services	(8,561)	(8,158)
Supplies	(15,061)	(7,059)
Insurance	(11,666)	(10,731)
Levies and duties	(4,672)	(9,666)
Other expenses	(3,780)	(6,024)
Total	$ (87,933)	$ (104,146)